Net Loss Per Share - Summary of Antidilutive Securities Excluded from Computation of Net Loss per Share (Details) - shares	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021
Related to Share Options
Antidilutive Securities Excluded From Computation Of Earnings Per Share [Line Items]
Antidilutive securities excluded from computation of net income (loss) per share	335,091,531	280,482,617	209,409,699